Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets-Deferred income taxes	¥ 202,291	¥ 176,604
Other assets	160,379	208,376
Other current liabilities	(1,162)	(2,093)
Other liabilities	(472,378)	(403,889)
Net deferred tax asset (liability)	¥ (110,870)	¥ (21,002)